General Information (The Fifteenth Meeting of the Seventh Term of Board of Directors) (Details) ¥ in Thousands					12 Months Ended
	Sep. 27, 2017 shares	Aug. 29, 2017 CNY (¥) Grantees	Aug. 28, 2013 CNY (¥) shares	Jun. 30, 2013 shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
General information [line items]
Cash payment received by the company					¥ 54,580	¥ 0	¥ 0
Total shares of the company					¥ 10,814,177	10,800,000
Sinopec Shanghai Petrochemical Company Limited ("the Company") [member]
General information [line items]
Distribution plan of the resolution					A distribution of 5 shares and a cash dividend distribution of RMB 0.5 (tax included) for every 10 shares based on the 7,200,000 thousands ordinary shares as at 30 June 2013.
Number of shares distributed | shares				7,200,000,000
Number of shares distributed, converted from share premium | shares			3.36
Share premium converted to distribution shares			¥ 2,420,841
Number of shares distributed, converted from surplus reserves | shares			1.64
Surplus reserves converted to distribution shares			¥ 1,179,159
Total shares of the company					¥ 10,814,177	¥ 10,800,000
Sinopec Shanghai Petrochemical Company Limited ("the Company") [member] | A shares [member]
General information [line items]
Ordinary A shares registered | shares	14,177,000
Sinopec Shanghai Petrochemical Company Limited ("the Company") [member] | Share option incentive scheme [member]
General information [line items]
Cash payment received by the company		¥ 54,580
Number of grantees | Grantees		199